UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

      Investment Company Act file number 811-7778
                                         --------

                            ANALYSTS INVESTMENT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

           7750 MONTGOMERY ROAD, CINCINNATI, OHIO           45236
          ---------------------------------------         ----------
         (Address of principal executive offices)         (Zip code)

         TIMOTHY E. MACKEY, 7750 MONTGOMERY ROAD, CINCINNATI, OHIO 45236
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5405

Date of fiscal year end:   7/31
                         -----------

Date of reporting period:  1/31/03
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                              EQUITY ANALYSTS INC.
                          REGISTERED INVESTMENT ADVISER


                            ANALYSTS INVESTMENT TRUST

                              SEMI - ANNUAL REPORT
                                   (UNAUDITED)

                                January 31, 2003

                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                         ANALYSTS AGGRESSIVE STOCK FUND

                            ANALYSTS INVESTMENT TRUST
                              SEMI - ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                         ANALYSTS AGGRESSIVE STOCK FUND



                                    CONTENTS

                                                                           PAGE

Statements of Assets and Liabilities                                        3


Analysts Stock Fund Schedule of Investments in Securities                   4


Analysts Fixed Income Fund Schedule of Investments in Securities            7


Analysts Aggressive Stock Fund Schedule of Investments in Securities       10


Statements of Operations                                                   12


Statements of Changes in Net Assets                                        13


Financial Highlights                                                       14


Notes to Financial Statements                                              16


Information Regarding Trustees and Officers                                20


Trustees and Officers                                                      22

                           ANALYSTS INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                JANUARY 31, 2003
                                  (Unaudited)

                                                                FIXED        AGGRESSIVE
                                                 STOCK          INCOME         STOCK
                                                  FUND           FUND           FUND
                                              -----------    -----------    -----------
ASSETS

Unaffiliated Issue
Investment securities, at value               $ 6,271,541    $ 2,866,003    $ 1,171,654
  (Cost -  $6,949,950, $2,750,997 and
$1,542,751,  respectively)
Dividends and interest receivable                   7,645         37,826            349
Receivable from investment securities sold           --            1,095           --
Cash                                               11,971
                                              -----------    -----------    -----------
Total Assets                                    6,279,186      2,916,895      1,172,003

LIABILITIES

Payable for shares redeemed                         4,894          1,944
Management fee payable                             10,925          3,772          2,890
                                              -----------    -----------    -----------
Total Liabilities                                  15,819          3,772          4,834
                                              -----------    -----------    -----------
NET ASSETS                                    $ 6,263,367    $ 2,913,123    $ 1,167,169
                                              ===========    ===========    ===========

NET ASSETS CONSIST OF:

Capital shares                                $ 7,751,210    $ 3,046,370    $ 2,274,174
Accumulated undistributed net investment
   income (loss)                                 (134,933)        11,486        (90,078)
Accumulated net realized gains (losses)
   from securities transactions                  (674,501)      (259,740)      (645,830)
Net unrealized appreciation (depreciation)
   on investments                                (678,409)       115,007       (371,097)
                                              -----------    -----------    -----------
NET ASSETS                                    $ 6,263,367    $ 2,913,123    $ 1,167,169
                                              ===========    ===========    ===========

Net asset value, offering price, and
   redemption price per share                 $     15.85    $     13.49    $      5.91
                                              ===========    ===========    ===========
Fund shares outstanding                           395,161        216,022        197,556
                                              ===========    ===========    ===========

              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                              ANALYSTS STOCK FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)

COMMON STOCK:  95.7%                                SHARES        VALUE
                                                    ------       ------

Large Capitalization U.S. Stocks:  88.7%

Abbott Laboratories                                 2,000       $ 76,240
Adobe Systems Inc.                                  3,200         84,544
Alcoa Inc.                                          4,500         88,965
American Express                                    2,600         92,378
American International Group                        2,200        119,064
Amgen Inc.*                                         2,900        147,784
Anadarko Petroleum Corp.                            3,000        138,330
Anheuser-Busch Cos. Inc.                            1,800         85,446
AOL Time Warner*                                    3,000         34,980
Automatic Data Processing Inc.                      2,300         79,741
Cardinal Health                                     2,200        128,326
Caterpillar Inc.                                    2,000         87,960
Cintas Corp.                                        2,000         82,600
Cisco Systems Inc.*                                 7,650        102,281
Citigroup                                           2,000         68,760
Dell Computer Corporation *                         4,300        102,598
Ecolab Inc.                                         2,000         98,600
Exxon Mobile Corp                                   3,800        129,770
Fannie Mae                                          2,000        129,400
FedEx Corp                                          1,800         94,680
First Data Corp.                                    2,900         99,760
Forest Laboratories*                                2,000        103,500
General Electric                                    3,650         84,461
Home Depot Inc.                                     3,600         75,240
IBM                                                 1,600        125,120
Intel Corp.                                         5,300         83,210
Johnson & Johnson                                   1,600         85,776
Kroger Co. *                                        5,800         87,522
Marsh & McClennan Cos.                              2,900        123,627
Mattel, Inc.                                        4,700         94,000
Medimmune Inc.*                                     3,700        110,223
Medtronic Inc.                                      2,900        130,268
Mellon Bank                                         4,300         98,341
Merck & Co.                                         2,400        132,936
Merrill Lynch                                       3,500        122,570
Microsoft                                           2,850        135,261


              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                              ANALYSTS STOCK FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)


Large Capitalization U.S. Stocks (continued)            SHARES          VALUE
                                                        ------         -------

Morgan Stanley Dean Witter                               1,400     $     53,060
Nabor Industries Ltd                                     2,600           95,810
North Fork Bankcorporation Inc.                          1,500           48,645
Office Depot Inc. *                                      8,000          106,800
Oracle Corporation *                                     6,300           75,789
Pepsico Inc.                                             3,000          121,440
Pfizer Inc.                                              4,000          121,440
Procter & Gamble Company                                 1,500          128,355
Schlumberger LTD                                         2,300           86,710
Sungard Data Systems*                                    4,000           77,760
Sysco Corp.                                              3,000           88,110
United Technologies Corp.                                1,700          108,086
United Health Group                                      1,300          114,270
Verizon Communications                                   3,300          126,324
Wal Mart Stores Inc.                                     2,200          105,160
Walgreen Company                                         4,700          136,300
Walt Disney Co.                                          6,300          110,250
Wells Fargo & Company                                    2,700          127,899
Xilinx inc.*                                             3,100           61,349
                                                                   ------------
Total (Cost:  $6,354,027)                                             5,557,819

Small/Medium Capitalization U.S. Stocks:  3.0%

S&P 400 Deposit Receipt                                  1,000           76,590
Supervalu Inc.                                           7,500          111,600
                                                                    -----------
Total (Cost:  $162,148)                                                 188,190

* Non-dividend paying investment.


              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                              ANALYSTS STOCK FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)

Foreign Stocks:  4.0%                                           SHARES          VALUE
                                                                ------          -----

Nokia Corp. ADR                                                 5,400     $     77,706
Vodafone Group PLC ADR                                          5,400          101,790
WPP Group PLC ADR                                               2,000           71,220
                                                                          ------------
Total (Cost:  $158,959)                                                        250,716
                                                                           -----------
TOTAL COMMON STOCK (COST: $6,675,134)                                        5,996,725

MONEY MARKET MUTUAL FUND:  4.4%

US Bank, U.S. Treasury Money Market Fund (Cost: $274,817)        274,817       274,817
                                                                           -----------

TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $6,949,951) 100.1%              6,271,542
LIABILITIES IN EXCESS OF ALL OTHER ASSETS  (0.1%)                               (8,175)
                                                                            ----------
NET ASSETS  100%                                                            $6,263,367
                                                                            ==========

* Non-dividend paying investment.

                           ANALYSTS INVESTMENT TRUST
                           ANALYSTS FIXED INCOME FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)

COMMON STOCK:  18.0%                                SHARES            VALUE
                                                    ------            -----
Real Estate Investment Trusts:  14.4%

Carramerica Realty Corporation                      1,400       $      33,614
Commercial Net Lease Realty Inc.                    3,580              53,378
First Industrial Realty Trust Inc.                  3,200              86,880
Health Care Properties Investors Inc.               1,599              58,907
Hospitality Properties Trust                        1,500              48,600
HRPT Properties Trust                               2,350              19,716
Simon Property Group Inc.                           1,650              53,955
Summitt Properties Inc.                             3,500              63,175
                                                                  -----------
Total (Cost:  $388,847)                                               418,225

Closed End Mutual Funds:  3.6%

Pioneer Interest Shares (Cost:  100,344)            9,000             104,940
                                                                 ------------

TOTAL COMMON STOCK (COST: $489,191)                                   523,165

PREFERRED STOCKS:  9.0%

BAC Capital Trust II                                2,000        $    52,560
Citigroup Capital Viii                              2,000             52,640
Georgia Power Capital Trust IV                      2,000             50,940
Mississippi Power Capital Trust II                  2,000             52,900
US Bancorp Capital IV                               2,000             52,260
                                                                   ---------
TOTAL PREFERRED STOCK (COST: $253,491)                               261,300


              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                           ANALYSTS FIXED INCOME FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)

CORPORATE BONDS:  56.0%

Sony Corporation 6.125%, 3/4/03                          100,000         100,378
General Motors Corporation 8.875%, 5/15/03                10,000          10,133
Consolidated National Gas Company 5.75%, 8/01/03          10,000          10,173
American Telephone & Telegraph Company 6.75%, 4/1/04      50,000          52,308
NationsBank Corporation 7.75%, 8/15/04                    50,000          54,428
Salomon Smith Barney 6.25%, 1/15/05                      100,000         106,709
Pacific Bell Telephone Company 6.25%, 3/1/05              50,000          54,158
Loews Corporation 6.75%, 12/15/06                        100,000         107,375
Freddie Mac MTN 5.200%, 02/06/07                         150,000         150,090
Household Bank CD 7.20%, 4/12/07                         100,000         107,304
M&I Bank Milwaukee 4.500%, 08/13/07                      100,000         100,060
Entergy Mississippi Corporation 6.45%, 4/1/08            100,000         102,659
John Hancock 5.625%, 12/01/08                            100,000         107,596
General Electric Capital Corporation 8.65%, 5/15/09      100,000         123,625
Target Corp 7.50%, 8/15/10                               100,000         117,482
Boeing Capital Corp 6.10%, 3/01/11                       100,000         103,588
Union Planters Corp 7.750%, 03/01/11                     100,000         117,000
Credit Suisse First Boston USA Inc. 6.50%, 1/15/12       100,000         106,138
                                                                    ------------
TOTAL CORPORATE BONDS (COST:  $1,574,117)                              1,631,204



              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                           ANALYSTS FIXED INCOME FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)

MORTGAGE - BACKED OBLIGATIONS:  4.8%
Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18                    593             653
FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22                    4,803           5,171
FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                         11,675          11,947
FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23                  20,000          20,190
FHLMC REMIC 1993 Trust 1602 Class BB, 6.1%, 4/15/23                15,280          15,541
Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24         53,697          56,445
Green Tree Financial Corp TST 1997-A, 7.87%, 3/15/28               30,000          30,934
                                                                             ------------
TOTAL MORTGAGE - BACKED OBLIGATIONS (COST: $124,745)                              140,881

MONEY MARKET MUTUAL FUND:  10.6%

US Bank, U.S. Treasury Money Market Fund (Cost $309,453)          309,453         309,453
                                                                             ------------

TOTAL INVESTMENT SECURITIES AT VALUE (COST: $2,750,997) 98.4%                   2,866,003
ALL OTHER ASSETS LESS LIABILITIES 1.6%                                             47,120
                                                                             ------------
NET ASSETS  100%                                                             $  2,913,123
                                                                             ============


                           ANALYSTS INVESTMENT TRUST
                         ANALYSTS AGGRESSIVE STOCK FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)

COMMON STOCK:  90.3%                                SHARES               VALUE
                                                    ------               -----
Large Capitalization U.S. Stocks:  67.9%

Albertsons Inc.                                        900         $    19,350
Amazon.com Inc.*                                     1,000               21,850
Anadarko Petroleum Corp                                400               18,444
AOL Time Warner *                                    1,900               22,154
Applied Materials*                                   1,500               17,955
Archer Daniels Midland                               2,100               25,305
AT&T                                                   400                7,792
BEA Systems*                                         2,400               27,504
Biomet Inc.*                                           500               13,971
Biovail Corp.*                                       1,000               29,050
Boeing Co.                                             600               18,954
Cendant*                                             2,500               27,700
Charles Schwab                                       3,400               31,348
Ciena Corp.*                                         2,800               16,240
Cisco Systems Inc.                                   1,300               17,381
Citrix Systems Inc. *                                2,060               28,428
Dell Computer Corporation *                          1,000               23,860
Gap Inc.                                             1,500               21,945
Halliburton Co.                                      2,000               37,520
Hewlett-Packard                                        948               16,504
JDS Uniphase Corp.*                                  4,200               11,340
JP Morgan Chase                                      1,100               25,674
KLA-Tencore Corp                                       400               13,056
Morgan Stanley Dean Witter                             800               30,320
Motorola                                             1,650               13,167
Oracle Corporation *                                 2,201               26,478
Solectron Corp.*                                     3,200               11,488
Staples Inc.*                                        2,000               34,340
Starbucks Corp.*                                     1,000               22,720
Sun Microsystems Inc. *                              3,400               10,506
Tyco International LTD                               1,500               24,015
US Bancorp                                           1,800               37,980
Walt Disney Co.                                      1,620               28,350
Waste Management Inc.                                1,200               27,588
Xilinx Inc.*                                           700               13,853
Yahoo Inc.*                                          1,000               18,200
                                                                    -----------
Total (Cost:  $1,150,910)                                               792,330



              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                         ANALYSTS AGGRESSIVE STOCK FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 2003
                                  (UNAUDITED)

Small/Medium Capitalization U.S. Stocks:  19.1%                     SHARES              VALUE
                                                                    ------              -----
Barnes & Noble Inc. *                                               1,000       $      17,400
Comcast Corp *                                                        647              17,230
Hillenbrand Industries                                                500              25,575
L-3 Communications *                                                  500              22,385
Medicis Pharmaceuticals Corp                                          500              25,825
Millipore Corp                                                        500              16,155
Noble Corporation*                                                    600              20,568
R.H. Donnelly Corp. *                                               1,100              34,419
Sherwin Williams Co.                                                1,000              26,640
Sillicon Valley*                                                    1,000              17,250
                                                                                 ------------
Total (Cost:  $206,455)

Foreign Stocks:  3.3%

Skilsoft Pub LTD Co ADR                                            2,700                7,722
Teva Pharmaceuticals ADR                                             800               30,720
                                                                                 ------------
Total (Cost:  $67,951)                                                                 38,442
                                                                                 ------------
TOTAL COMMON STOCK (COST:  $1,425,316)                                              1,054,219

MONEY MARKET MUTUAL FUND:  10.1%

US Bank, U.S. Treasury Money Market Fund (Cost $117,435)         117,435              117,435
                                                                                  -----------

TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $1,542,751) 100.4%                     1,171,654
LIABILITIES IN EXCESS OF ALL OTHER ASSETS (-0.4%)                                      (4,485)
                                                                                -------------
NET ASSETS  100%                                                                  $ 1,167,169
                                                                                   ==========

*Non-dividend paying investment.



              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 2003
                                  (UNAUDITED)

                                                                FIXED         AGGRESSIVE
                                                                STOCK          INCOME           STOCK
                                                                 FUND           FUND             FUND
                                                            -------------   -------------   -------------
INVESTMENT INCOME:
Dividends                                                   $      37,031    $     53,931   $       5,292
Interest                                                             -             67,307             -
                                                            -------------   -------------   -------------
Total Investment Income                                            37,031         121,238           5,292

EXPENSES:

Management Fee                                                     64,349          33,260          15,976
                                                            -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                      (27,318)         87,978         (10,684)

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security
   Transactions                                                   (25,786)       (131,587)        (22,160)
Net change in net unrealized appreciation
   (depreciation) on investments                                  (85,975)         99,931          89,124
                                                            -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS        (111,761)        (31,656)         66,964
                                                            -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    (139,079)  $      56,322   $      56,280
                                                            =============   =============   =============

              See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
               SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED) AND
                            YEAR ENDED JULY 31, 2002

                                                     STOCK FUND                FIXED INCOME FUND           AGGRESSIVE STOCK FUND
FROM OPERATIONS:                                 2003            2002         2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                 $   (27,318)   $   (66,168)   $    87,978    $   208,507    $   (10,684)   $   (29,950)

Net realized gains (losses) from
  security transactions                          (25,786)      (577,341)      (131,587)       (17,931)       (22,160)      (603,908)
Net change in net unrealized
  appreciation (depreciation) on investments     (85,975)    (1,397,932)        99,931        124,217         89,124        (63,345)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
   Operations                                   (139,079)    (2,041,441)        56,322        314,793         56,280       (697,203)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                            --             --        (92,899)      (209,047)            --             --
From capital gains                                    --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Decrease in net assets from distributions
  to shareholders                                     --             --        (92,899)      (209,047)            --             --


FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                        585,838      2,289,816        793,511        992,207        125,583        723,892
Net asset value of shares issued from
   reinvestment of distributions to
   shareholders                                       --             --         85,571        189,799             --             --
Payment for shares redeemed                     (854,482)    (1,912,914)    (2,959,019)    (1,020,820)      (122,537)      (452,766)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) from fund share
   Transactions                                 (268,644)       376,902     (2,079,937)       161,186          3,046        271,126
                                             -----------    -----------    -----------    -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS                                 (407,723)    (1,664,539)    (2,116,514)       266,932         59,326       (426,077)

NET ASSETS:
Beginning of period                            6,671,090      8,335,629      5,029,637      4,762,705      1,107,843      1,533,920
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of period                                $ 6,263,367    $ 6,671,090    $ 2,913,123    $ 5,029,637    $ 1,167,169    $ 1,107,843
                                             ===========    ===========    ===========    ===========    ===========    ===========
Accumulated undistributed net
   investment income (loss)                  $  (134,933)   $  (107,615)   $    11,486    $    16,407    $  (645,830)   $   (79,395)
                                             ===========    ===========    ===========    ===========    ===========    ===========


                 See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                       FINANCIAL HIGHLIGHTS - STOCK FUND
 FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2002, 2001, 2000,
       AND 1999 AND FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

                                                              2003          2002          2001         2000           1999
                                                           ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period                       $   16.17     $   21.05     $   26.15     $   28.41     $   24.99
Income (loss) from investment operations:
   Net investment income (loss)                                (0.07)        (0.16)         0.03         (0.05)         0.02
   Net realized and unrealized gains (losses)
    on securities                                              (0.25)        (4.72)        (3.60)         2.35          3.56
                                                           ---------     ---------     ---------     ---------     ---------
Total from investment operations                               (0.32)        (4.88)        (3.57)         2.30          3.58

Less distributions:
    Dividends from net investment income                        0.00          0.00          0.00          0.00         (0.16)
    Dividends from capital gains                                0.00          0.00         (1.53)        (4.56)         0.00
                                                           ---------     ---------     ---------     ---------     ---------
Total distributions                                            (0.00)        (0.00)        (1.53)        (4.56)        (0.16)
                                                           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                             $   15.85     $   16.17     $   21.05     $   26.15     $   28.41
                                                           =========     =========     =========     =========     =========

Total return                                                   (1.99)%      (23.17)%      (13.51)%       14.21%        14.36%
                                                           =========     =========     =========     =========     =========
Ratios/Supplemental Data:
  Net assets, end of period (thousands)                    $   6,263     $   6,671     $   8,336     $   9,636    $    8,971
  Ratio of expenses to average net assets                        2.00%         2.00%         2.00%         2.00%         2.00%
  Ratio of net investment income (loss) to average
   net assets                                                   (0.43)%       (0.81)%        0.12%        (0.19)%        0.08%
  Portfolio turnover rate                                       20.31%        88.91%        15.43%         0.00%        89.30%

------------------------------------------------------------------------------------------------------------------------------------

                           ANALYSTS INVESTMENT TRUST
                    FINANCIAL HIGHLIGHTS - FIXED INCOME FUND
 FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2002, 2001, 2000,
       AND 1999 AND FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

                                                                 2003           2002          2001          2000         1999
                                                               ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period                          $    13.61    $   13.31      $   12.67      $  13.24     $   14.27
Income (loss) investment operations:
   Net investment income                                           0.27          0.58           0.73          0.78          0.78
   Net realized and unrealized gains (losses) on securities       (0.10)         0.30           0.64         (0.51)        (1.03)
                                                              ---------     ---------      ---------     ---------     ---------
Total from investment operations                                   0.17          0.88           1.37          0.27         (0.25)

Less distributions:
    Dividends from net investment income                          (0.73)        (0.79)         (0.78)        (0.29)        (0.58)
    Dividends from capital gains                                   0.00          0.00           0.00         (0.05)         0.00
                                                              ---------     ---------      ---------     ---------     ---------
Total distributions
                                                                  (0.29)        (0.58)         (0.73)        (0.84)        (0.78)
                                                              ---------     ---------      ---------     ---------     ---------

Net asset value, end of period                                $   13.49     $   13.61      $   13.31     $   12.67     $   13.24
                                                              =========     =========      =========     =========     =========

Total return                                                       1.47%         6.77%         11.11%         2.32%        (1.77)%
                                                              =========     =========      =========     =========     =========
Ratios/Supplemental Data:
  Net assets, end of period (thousands)                       $   2,913     $   5,029      $   4,763     $   3,896     $   3,867
  Ratio of expenses to average net assets                          1.50%         1.50%          1.50%         1.50%         1.50%
  Ratio of net investment income to average net assets             2.00%         4.30%          5.58%         6.24%         5.57%
  Portfolio turnover rate                                         31.97%        21.18%          0.00%        11.30%         9.70%



                 See accompanying notes to financial statements.

                           ANALYSTS INVESTMENT TRUST
                  FINANCIAL HIGHLIGHTS - AGGRESSIVE STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2002, 2001 AND 2000,
       AND THE PERIOD FROM INCEPTION (MAY 4, 1999) THROUGH JULY 31, 1999
           AND FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

                                                         2003           2002         2001           2000         1999
                                                      ---------     ---------     ---------     ---------     -------
Net asset value, beginning of period                  $    5.61  $       9.04  $      12.32  $       9.86  $     9.52
Income (loss) from investment operations:
   Net investment income (loss)                           (0.05)        (0.16)        (0.16)        (0.17)      (0.04)
   Net realized and  unrealized  gains
    (losses) on securities                                 0.35         (3.27)        (3.12)         2.63        0.38
                                                      ---------     ---------     ---------     ---------     -------

Total from investment operations                           0.30         (3.43)        (3.28)         2.46        0.34
                                                      ---------     ---------     ---------     ---------     -------

Net asset value, end of period                        $    5.91  $       5.61  $       9.04  $      12.32  $     9.86
                                                      =========     =========     =========     =========     =======

Total return                                               5.35%       (38.00)%      (26.60)%       24.99%        .77%*
                                                      =========     =========     =========     =========     =======
Ratios/Supplemental Data:
   Net assets, end of period (thousands)              $   1,107     $   1,108     $   1,534     $   2,119     $   752
 Ratio of expenses to average net assets                   2.75%         2.81%         3.00%         3.00%       3.00%
 Ratio of net investment loss to average net assets       (0.92)%       (2.02)%       (1.58)%       (1.32)%     (1.68)%
 Portfolio turnover rate                                  11.27%        76.33%         8.81%         1.36%       0.00%


*Annualized

                 See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Analysts Investment Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open end management investment company. The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts Aggressive Stock Fund (Aggressive Stock Fund, formerly the internet.fund) (the Funds). The Stock Fund's investment objective is to provide long term capital appreciation. The Fixed Income Fund's investment objective is to provide a high level of income over the long term consistent with preservation of capital. The Aggressive Stock Fund's objective is to provide long term growth through capital appreciation. The following is a summary of the significant accounting policies of the Trust:

     SECURITIES VALUATION - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last quoted sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (the Adviser) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. Fixed income securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. Corporate bonds, mortgage-backed obligations and asset backed and receivable backed securities are valued using the Adviser's proprietary bond pricing model, which has been approved by the Board of Trustees. When market quotations or pricing service prices or prices from the Adviser's bond pricing model are not readily available, when the Adviser determines a proposed price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

     OPTION WRITING - When a put or call option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written at which time an unrealized gain or loss is recognized. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of the Fund's shares outstanding.

     INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

     SECURITY TRANSACTIONS - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

     FEDERAL INCOME TAXES - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

     The Stock Fund, the Fixed Income Fund and the Aggressive Stock Fund have capital loss carryforwards expiring in 2008 to 2010 for federal income tax purposes of approximately $640,000, $120,000 and $620,000, respectively.

2. INVESTMENT TRANSACTIONS

     Investment transactions in the Stock Fund, Fixed Income Fund and Aggressive Stock Fund for the six months ended January 31, 2003 are as follows:

                                                             FIXED         AGGRESSIVE STOCK
                                             STOCK FUND    INCOME FUND        FUND
                                            ------------  ------------     ----------------
       Purchase of investment securities      $1,220,133    $2,405,804       $ 145,472
       Proceeds from sales and maturities
         of investment securities              1,571,057       851,237          97,498

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Timothy E. Mackey is the President, and Dawn Szeliga is the Treasurer, of Equity Analysts, Inc. (the Adviser), registered investment adviser to the Funds. The Adviser manages each Fund under the terms of Management Agreements. RiverPoint Capital Management, Inc. (formerly O'Sullivan Sims & Hogan, Inc.) (the Sub-Adviser), an unrelated registered investment adviser, is the sub-adviser to the Funds. On July 26, 2002, RiverPoint accepted two new individuals as managing directors and shareholders causing a change of control and the automatic termination of the original sub-advisory agreement under the Investment Company Act of 1940, as amended.

     Under the Management Agreements, the Adviser pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the Adviser's agreement to pay the above Fund expenses, each Fund pays the Adviser a fee, computed and accrued daily, based upon the following annual rates:

                                                             FIXED     AGGRESSIVE STOCK
           AVERAGE DAILY ASSETS             STOCK FUND    INCOME FUND       FUND
           --------------------             ----------    -----------       ----
       Up to and including $20 million        2.00%        1.50%            2.75%
       From $20 million to $40 million        1.75%        1.25%            2.50%
       From $40 million to $100 million       1.50%        1.00%            2.00%
       Above $100 million                      .75%         .75%            1.50%

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Sub-Adviser manages each of the Funds' investment portfolios. Under the terms of the sub-advisory agreement, the Adviser (not the Funds) pays the sub-adviser a fee based upon the average daily net assets of each Fund at the following rates: Stock Fund, 0.50%; Fixed Income Fund 0.35%; Aggressive Stock Fund 0.65%. With respect to the amount of assets in each Fund on the effective date of the original sub-advisory agreement, September 28, 2001, the sub-adviser has agreed to waive a portion of its fees during the first two years of the sub-advisory arrangement. Fees paid during August 2002 through September 2002 with respect to the amount of assets in each Fund on September 28, 2001 were at the following rates: Stock Fund, 0.20%; Fixed Income Fund, 0.15%; Aggressive Stock Fund, 0.25%. Fees paid during October 2002 through January 2003 with respect to the amount of assets in each Fund on September 28, 2002 were at the following rates: Stock Fund, 0.35%; Fixed Income Fund, 0.35%; Aggressive Stock Fund, 0.45%.


4. FUND SHARE TRANSACTIONS

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:

                                                             FIXED     AGGRESSIVE STOCK
                                             STOCK FUND   INCOME FUND        FUND
                                            -----------  ------------  ----------------
       Shares sold                             36,341       58,144           21,677
       Shares issued from reinvestment
          of distributions                     -             5,307              -
       Shares redeemed                        (53,676)    (217,944)         (21,671)
                                             --------    ---------         --------
       Net increase                           (17,335)    (154,493)               6
       Shares at beginning of period          412,495      369,515          197,551
                                            ---------     --------         --------
       Shares at end of period                395,160      215,022          197,557
                                            =========     ========         ========

5. SECURITY TRANSACTIONS

     For Federal income tax purposes, the cost of investments owned at January 31, 2003 was the same as identified cost. At January 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:

                                      GROSS              GROSS       NET APPRECIATION
                                  APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                  ------------       ------------    ----------------
         Stock Fund                $ 359,872        $ (1,038,281)        $ (678,409)
         Fixed Income Fund           134,438             (19,432)           115,006
         Aggressive Stock Fund        77,757            (448,854)          (371,097)

6. SHAREHOLDER MEETING

     A shareholder meeting was held on November 15, 2002, with votes being counted on several issues.

     The first issue before the shareholders was to approve or not approve a new management agreement for each Fund with Equity Analysts Inc., the Adviser. This vote was required due to the proposed sale of the Adviser by David L. Manzler, majority shareholder, to Equity Analysts L.L.C. The results of the vote were as follows: for the Stock Fund - for approval, 200,681 votes, against approval, 312 votes; for the Fixed Income Fund - for approval, 255,797 votes, against approval, 546 votes; and for the Aggressive Stock Fund - for approval, 104,129 votes, against approval, zero votes. As a result, the shareholders of the Analysts

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

6. SHAREHOLDER MEETING (CONTINUED)

         Investment Trust approved the new management agreement with Equity Analysts Inc.

     The second issue presented to the shareholders was to approve or not approve a new sub-advisory agreement between Equity Analysts Inc. and Riverpoint Capital Management Inc. The results of the vote were as follows: for the Stock Fund - for approval, 200,691 votes, against approval, 312 votes; for the Fixed Income Fund - for approval, 255,797 votes, against approval, 546 votes; and for the Aggressive Stock Fund - for approval, 104,129 votes, against approval, zero votes. As a result, the shareholders of the Analysts Investment Trust approved a new sub-advisory agreement between Equity Analysts Inc. and Riverpoint Capital Management, Inc.

     The third issue was to elect two new members to the Board of Trustees of Analysts Investment Trust, Timothy E. Mackey and Dawn Szeliga. With respect to Timothy Mackey, 560,607 shares were voted to give authority to elect Mr. Mackey, and 858 were voted to withhold authority to elect him. With respect to Dawn Szeliga, 560,607 shares were voted to give authority to elect Ms. Szeliga, and 858 were voted to withhold authority to elect her. As a result, both candidates were elected to the Board of Trustees.

     The fourth issue was to vote to ratify, or not ratify, the selection of Berge & Company LTD as independent auditors of the Funds for the fiscal year ending in 2003. The results of the vote were as follows: for the Stock
     Fund: for approval, 200,681 votes, against approval, 312 votes; for the Fixed Income Fund: for approval, 255,797 votes, against approval, 546 votes; and for the Aggressive Stock Fund: for approval, 104,129 votes, against approval, 0 votes. As a result, the shareholders of the Analysts Investment Trust ratified the selection of Berge & Company LTD as independent auditors of the Analysts Investment Trust.

7. SUBSEQUENT EVENTS

     As a follow up to the proposed sale of the Adviser in Issue 1 from David L. Manzler to Equity Analysts L.L.C., the parties involved decided not to complete the sale. David L. Manzler remains the majority shareholder of Equity Analysts Inc. No other sale is currently under discussion.

     Also, Berge & Company LTD, the independent auditor ratified in Issue 4, was sold to BKD L.L.P. in December of 2002. BKD L.L.P. has been selected by the Board of Trustees to act as independent auditors of the Funds for the fiscal year ending 2003.

TRUSTEES AND OFFICERS

Timothy E. Mackey
President & Trustee

Dawn Szeliga
Secretary &Trustee

Mark Srofe
Treasurer

Walter E. Bowles, III
Trustee

Robert W. Buechner
Trustee

Chetan Demania
Trustee

INVESTMENT ADVISOR
Equity Analysts Inc.
7750 Montgomery Road
Cincinnati, OH 45236
513-792-5400
800-845-2611 (toll free)
513-984-2411 (Fax)

SUB ADVISOR
RiverPoint Capital Management, Inc.
250 West Court Street, Suite 312E
Cincinnati, OH 45202

CUSTODIAN
US Bank
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street 14th Floor
Cincinnati, OH  45202

AUDITORS
BKD L.L.P
312 Walnut Street, Suite 3000
Cincinnati, OH  45201

ITEM 2.  CODE OF ETHICS.  Not applicable to Semi-Annual Reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Semi-Annual
                                            Reports.

ITEMS 4-8.  RESERVED.


ITEM 9.  CONTROLS AND PROCEDURES.  Not applicable to Semi-Annual Reports for the period ended January 31, 2003.


ITEM 10.  EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ANALYSTS INVESTMENT TRUST

By (Signature and Title)
*  /S/
  -------------------------------
    Timothy E. Mackey. President

Date     APRIL 9, 2003
    ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*  /S/
 -------------------------------
   Timothy E. Mackey, President

Date     APRIL 9, 2003
    ----------------------------

By (Signature and Title)
*  /S/
 -------------------------------
      Mark G. Srofe, Treasurer

Date     APRIL 10, 2003
  ------------------------------

* Print the name and title of each signing officer under his or her signature.